Consolidated Statements of Changes in Shareholders' (Deficit) Equity ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)	YY Inc [Member] CNY (¥)	Huya 2018 Share Incentive Plan [Member] CNY (¥)	Common Class A [Member] CNY (¥) shares	Common Class A [Member] YY Inc [Member] CNY (¥) shares	Common Class B [Member] CNY (¥) shares	Common Class B [Member] YY Inc [Member] CNY (¥) shares	Chief Executive Officer [Member] CNY (¥)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] YY Inc [Member] CNY (¥)	Additional paid-in capital [Member] Huya 2018 Share Incentive Plan [Member] CNY (¥)	Additional paid-in capital [Member] Chief Executive Officer [Member] CNY (¥)	Parent Company deficit [Member] CNY (¥)	Parent Company deficit [Member] YY Inc [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income [Member] CNY (¥)
Beginning balance at Dec. 31, 2015		¥ (113,631)												¥ (113,631)
Net increase in Parent Company investment			¥ 422,773												¥ 422,773
Capital contribution from VIE of YY			100,000												100,000
Share-based compensation			52,098												52,098
Deemed dividend to Series A Preferred Shareholders		0
Appropriation to statutory reserves		0
Net loss		(625,627)												(625,627)
Foreign currency translation adjustment, net of nil tax		0
Ending balance at Dec. 31, 2016		(164,387)												(164,387)
Net increase in Parent Company investment			164,913												¥ 164,913
Consummation of the Carve-out										¥ 526				(526)
Capital contribution from VIE of YY			100,000								¥ 100,000
Deemed contribution from YY			20,000								20,000
Share-based compensation			10,465	¥ 19,473					¥ 10,170		10,465	¥ 19,473	¥ 10,170
Deemed dividend to Series A Preferred Shareholders		0
Accretion to Series A Preferred Shares redemption value		(19,842)								(19,842)
Issuance of ordinary shares		67			¥ 1		¥ 66
Issuance of ordinary shares | shares					992,456		99,007,544
Appropriation to statutory reserves		0
Net loss		(80,968)														¥ (80,968)
Foreign currency translation adjustment, net of nil tax		308															¥ 308
Ending balance at Dec. 31, 2017		60,199			¥ 1		¥ 66			140,792						(80,968)	308
Ending balance, shares at Dec. 31, 2017 | shares					992,456		99,007,544
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors						¥ 6		¥ (6)
Class B ordinary shares converted to Class A ordinary shares resulted from the transfer of such shares from YY to other investors, shares | shares						8,750,223		(8,750,223)
Accretion to Series A Preferred Shares redemption value prior to the extinguishment		(7,078)								(7,078)
Accretion to Series A Preferred Shares redemption value post the extinguishment		(10,439)								(6,274)						(4,165)
Accretion to Series B-2 Preferred Shares redemption value		(54,111)								(32,526)						(21,585)
Share-based compensation			¥ 5,833	¥ 220,862							¥ 5,833	¥ 220,862
Deemed dividend to Series A Preferred Shareholders	$ (72,285)	(496,995)								(151,854)						(345,141)
Issuance of ordinary shares		1,207,749			¥ 11					1,207,738
Issuance of ordinary shares | shares					17,250,000
Conversion of Series A Preferred Shares to ordinary shares upon the completion of the IPO		436,499			¥ 11		¥ 3			436,485
Conversion of Series A Preferred Shares to ordinary shares upon the completion of the IPO, shares | shares					17,647,058		4,411,765
Conversion of Series B-2 Preferred Shares to ordinary shares upon the completion of the IPO		2,665,091					¥ 41			2,665,050
Conversion of Series B-2 Preferred Shares to ordinary shares upon the completion of the IPO,shares | shares							64,488,235
Derecognition of derivative liabilities upon conversion		3,188,827								3,188,827
Appropriation to statutory reserves		34,634												34,634		(34,634)
Net loss	(281,828)	(1,937,689)														(1,937,689)
Foreign currency translation adjustment, net of nil tax	53,270	366,259															366,259
Ending balance at Dec. 31, 2018	$ 821,031	¥ 5,645,007			¥ 29		¥ 104			¥ 7,667,855				¥ 34,634		¥ (2,424,182)	¥ 366,567
Ending balance, shares at Dec. 31, 2018 | shares					44,639,737		159,157,321